Financial Instruments	12 Months Ended
Dec. 31, 2014
Financial Instruments [Abstract]
Financial Instruments
10.	Financial Instruments:

(a)	Significant Risks and Uncertainties, including Business and Credit Concentration

The Company places its temporary cash investments, consisting mostly of deposits, primarily with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company's investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers' financial condition and generally does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk. The Company limits the exposure of non-performance by counterparties to derivative instruments by diversifying among counterparties with high credit ratings, and performing periodic evaluations of the relative credit standing of the counterparties.

(b)	Interest Rate Risk

Fair Value of Financial Instruments

The fair values of the financial instruments shown in the consolidated balance sheets as of December 31, 2014 and 2013 represent management's best estimate of the amounts that would be received to sell those assets or that would be paid to transfer those liabilities in an orderly transaction between market participants at that date. Those fair value measurements maximize the use of observable inputs. However, in situations where there is little, if any, market activity for the asset or liability at the measurement date, the fair value measurement reflects the Company's own judgments about the assumptions that market participants would use in pricing the asset or liability. Those judgments are developed by the Company based on the best information available in the circumstances.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

a.
Cash and cash equivalents, accounts receivable trade, net, trade accounts and other payables, due to related parties, accrued expenses, and accrued interest: the carrying amounts approximate fair value because of the short maturity of these instruments.

b.	Long-term debt: The carrying value approximates the fair market value as the long-term debt bears interest at floating interest rate.

(c)	Fair Value Hierarchy

The Company adopted the guidance under ASC820 as amended by ASU 2011-04, for fair value measurements of financial assets and financial liabilities and for fair value measurements of non-financial items that are recognized or disclosed at fair value in the financial statements on a recurring basis. This statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurement involving significant unobservable inputs (Level 3 measurement). The three levels of the fair value hierarchy are as follows:

Level 1:  Quoted market prices in active markets for identical assets or liabilities;
Level 2:  Observable market based inputs or unobservable inputs that are corroborated by market data;
Level 3:  Unobservable inputs that are not corroborated by market data.

The Company's items that are measured at fair value on a non-recurring basis at December 31, 2013 were:

	Level 1	Level 2	Level 3	Total
Vessels held for sale (1)	-	-	48,000	48,000
	-	-	48,000	48,000

(1)	The Company compared the carrying values of the vessels which were classified as held for sale in the accompanying consolidated balance sheet for the years ended December 31, 2013 (Note 7), with their estimated fair market values less costs to sell and recognized an impairment loss of $3,564 (including re measurement of $8,000) in the accompanying consolidated statement of income.

The effect of financial instruments on the consolidated statement of income/(loss) for the years ended December 31, 2014, 2013 and 2012 are:

Derivatives not designated as hedging instruments	Location of loss recognized	Amount of loss
		2014	2013	2012
Interest rate swaps	Loss on interest rate swaps	-	(8)	(189)